LEASE LIABILITIES - Repayments of lease liabilities (Details) $ in Millions	Dec. 31, 2021 CAD ($)
2022
LEASE LIABILITIES
Undiscounted lease payments to be made	$ 35.0
2023
LEASE LIABILITIES
Undiscounted lease payments to be made	32.4
2024
LEASE LIABILITIES
Undiscounted lease payments to be made	27.4
2025
LEASE LIABILITIES
Undiscounted lease payments to be made	19.6
2026
LEASE LIABILITIES
Undiscounted lease payments to be made	13.5
2027 and thereafter
LEASE LIABILITIES
Undiscounted lease payments to be made	$ 25.9